Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands		2 Months Ended
	Jan. 09, 2025	Feb. 25, 2025	Dec. 31, 2024
Events After Reporting Period [Line Items]
Held in treasury shares			72,584
Events After Reporting Period [Member]
Events After Reporting Period [Line Items]
Share repurchase and canceling		1,500,247
Stock repurchased under repurchase share program		1,427,663
Acquisition of Newtail [Member] | Events After Reporting Period [Member]
Events After Reporting Period [Line Items]
Date of acquisition	Jan. 09, 2025
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 4,106
Additional consideration transferred	$ 1,644